Shareholders' equity - Dividends (Details)	1 Months Ended			12 Months Ended
	May 31, 2022 $ / shares	May 31, 2022 £ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Shareholders' equity
Common stock voting rights | Vote				1
Dividend forfeiture period				12 years
Dividend | $ / shares				$ 12.50	$ 12.50	$ 12.50	$ 4.17
Ordinary shares purchased on open market | shares				468,000
Treasury shares (cost per share) | (per share)	$ 8.01	£ 6.33		$ 8.01
Amount of increase in treasury balance | $				$ 3,749,000
BCIM Holdings LLC
Shareholders' equity
Shares to be issued as consideration | $			$ 2,461,682
Threshold limit of performance fee income | $			$ 100,000,000
First half
Shareholders' equity
Dividend | $ / shares				$ 6.25	6.25		$ 4.17
Second half
Shareholders' equity
Dividend | $ / shares				$ 6.25	$ 6.25	$ 12.50